Share Capital - Schedule of Shares Issued Granted Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award amount (in Shares)	52,000	50,500	158,000
Exercise price range (in Dollars per share)	$ 2.22
Vesting period	3 years	4 years	4 years
Expiration	10 years	10 years	10 years
Employees [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range (in Dollars per share)		$ 4.26	$ 5.65
Employees [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range (in Dollars per share)		$ 5.76	$ 7.5
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award amount (in Shares)	22,000	25,000
Exercise price range (in Dollars per share)		$ 5.26
Vesting period		4 years
Expiration	10 years	10 years
Consultants [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range (in Dollars per share)	$ 2.22
Vesting period	3 years
Consultants [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price range (in Dollars per share)	$ 2.66
Vesting period	4 years